RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives in Fair Value Hedging Relationships (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value hedging adjustments, discontinued hedges	$ 0	$ 0
Long-term debt | Carrying Amount
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged liability	(2,101)	0
Long-term debt | Fair Value
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged liability	$ 64	$ 0